Concentration - Schedule of Total Accounts Receivable (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)		Dec. 31, 2025 USD ($)		Dec. 31, 2024 CNY (¥)		Dec. 31, 2023 CNY (¥)
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount		[1]		[1]	¥ 7,668,440
Concentration risk percentage		[1]		[1]	19.70%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount	¥ 65,790,189		$ 9,360,088		¥ 71,512,406		¥ 61,254,669
Concentration risk percentage	11.00%		11.00%		12.70%		12.30%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount		[1]		[1]		[1]	¥ 60,840,708
Concentration risk percentage		[1]		[1]		[1]	12.20%
Supplier Concentration Risk [Member] | Cargo Link Logistics HK Company Limited [Member] | Accounts Payable [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount	¥ 7,111,019		$ 1,011,697			[1]
Concentration risk percentage	18.20%		18.20%			[1]
Supplier Concentration Risk [Member] | Cargo Link Logistics HK Company Limited [Member] | Total Purchase [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount	¥ 60,497,759		$ 8,607,125			[1]	¥ 62,063,334
Concentration risk percentage	10.40%		10.40%			[1]	12.10%
Supplier Concentration Risk [Member] | Hongkong Boyatong Supply Chain Management [Member] | Accounts Payable [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount		[1]		[1]	¥ 16,125,748
Concentration risk percentage		[1]		[1]	36.10%
Supplier Concentration Risk [Member] | Hongkong Boyatong Supply Chain Management [Member] | Total Purchase [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount	¥ 176,400,632		$ 25,096,835		¥ 142,838,247			[1]
Concentration risk percentage	30.40%		30.40%		24.80%			[1]
Supplier Concentration Risk [Member] | Supplier B [Member] | Total Purchase [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount		[1]		[1]		[1]	¥ 60,165,266
Concentration risk percentage		[1]		[1]		[1]	11.70%
Supplier Concentration Risk [Member] | Supplier C [Member] | Total Purchase [Member]
Schedule of Total Accounts Receivable [Line Items]
Amount		[1]		[1]		[1]	¥ 56,607,369
Concentration risk percentage		[1]		[1]		[1]	11.00%

[1]	Represented the percentage below 10%